Other Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Other Related Party Transactions
Other Related Party Transactions

A member of the Board of Directors is a principal of an employee benefits insurance agency that provides all the medical, life and disability insurance coverage for the Company. The cost of these employee benefits totaled $834,000 in 2017, $634,000 in 2016, and $562,000 in 2015.